Income Tax Expense (Benefit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Components of income tax expense (benefit)

	Six months ended June 30,
	2020	2019
	(US$ in millions)
	(Unaudited)
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$2	$2
Deferred income tax	(2)	(8)
Income tax benefit	$—	$(6)

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$5	$5	$5
Other overseas taxes	1	—	—
Deferred income tax expense (benefit)	16	(12)	(5)
Income tax expense (benefit)	$22	$(7)	$—

Effective income tax rate reconciliation
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the domestic tax rates applicable to profits of the consolidated entities in the respective jurisdictions as follows:

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Profit before income tax	$1,625	$1,868	$2,033
Tax calculated at domestic rates applicable to profits in the respective jurisdictions	208	238	261
Tax effects of :
Income not subject to tax(i)	(837)	(905)	(966)
Expenses not deductible for tax purposes(i), (ii)	549	574	603
Amortization of pre-opening expenses previously not recognized	(9)	(3)	(1)
Origination and reversal of temporary difference, net	20	4	4
Tax losses for which no deferred income tax assets were recognized	87	80	95
Lump sum in lieu of Macao complementary tax of dividends	5	5	5
Other	(1)	—	(1)
Income tax expense (benefit)	$22	$(7)	$—

(i)For the years ended December 31, 2017, 2018 and 2019, VML was exempt from Macao complementary tax on its gaming activities (see also Note 9(a)). In addition, lease/right-of-use income recorded in VML, Venetian Cotai Limited (“VCL”) and Venetian Orient Limited (“VOL”) were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right-of-use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes,” respectively, in the calculations above.

Additionally, for the years ended December 31, 2017, 2018 and 2019, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
(ii)Lease/right-of-use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for the Sands Macao and The Venetian Macao expired in August 2012 and August 2019 respectively and that for The Plaza Macao, Sands Cotai Central and The Parisian Macao will be expiring in August 2020, December 2027 and September 2028 respectively.